Basis of Presentation and Significant Accounting Policies - Oil and Gas Properties (Details) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)
Depletion of Oil and Gas Properties
Depletion expense		$ 44.8	$ 38.9	$ 135.6	$ 95.9	$ 140.2	$ 33.5
Oil and gas properties, other information
Exploratory well costs suspended pending further engineering evaluation		0.0		0.0		$ 17.3	0.0
Number of exploratory wells with suspended well costs | property						4
Suspended exploratory well costs transferred to proved oil and gas properties	$ 21.8
Interest costs capitalized, exploration and development activities		$ 1.2	$ 1.4	3.6	4.1	$ 5.3	2.6
Wells in progress
Capitalized Costs Excluded
Capitalized costs excluded from depletion				$ 61.1	$ 67.8	$ 59.4	$ 41.2